Cover	Oct. 31, 2024
Document Information Line Items
Entity Registrant Name	CORNER GROWTH ACQUISITION CORP.
Entity Central Index Key	0001829953
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Oct. 31, 2024
Entity Ex Transition Period	false
Entity File Number	001-39814
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1563902
Entity Address Address Line 1	418 Broadway
Entity Address Address Line 2	#6183
Entity Address City Or Town	Albany
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12207
City Area Code	650
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	543-8180
Units Each Consisting Of One Class A Ordinary Share Dollar0.0001 Par Value And Onethird Of One Redeemable Warrant Member
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	COOLU
Class A Ordinary Shares included as part of the units
Document Information Line Items
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	COOL
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Document Information Line Items
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	COOLW